Intangible assets and goodwill (Details 4 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Impairment of intangible assets	R$ 0	R$ 0	R$ 21,895